Emission Trading System (Tables)	6 Months Ended
Jun. 30, 2026
Emission Trading System
Summary of emission trading system

(U.S. Dollars in thousands)	At June 30, 2026	At December 31, 2025
Balance Sheet:
Current assets
EU ETS (1) receivables for 2025 due at September 30, 2026 (refer to note 18 (b))	$6,038	$6,597
Non-current assets:
EU ETS (1) receivables for 2026 due at September 30, 2027	5,308	—
Total ETS receivables	$11,346	$6,597

(U.S. Dollars in thousands)	At June 30, 2026	At December 31, 2025
Balance Sheet:
Current liabilities
EU ETS (1) liabilities for 2025 due at September 30, 2026 (refer to note 19)	$6,038	$6,805
Non-current liabilities:
EU ETS (1) liabilities for 2026 due at September 30, 2027	5,519	—
Total ETS liabilities	$11,557	$6,805